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1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Avantis® U.S. Large Cap Growth Fund (Class A) with Sales Charge
Accumulated Value	$ 9,463.18						$ 10,197.91		$ 10,647.61		$ 11,699.23				$ 12,176.61				$ 13,149.60		$ 11,761.05		$ 13,927.19				$ 15,225.49
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Avantis® U.S. Large Cap Growth Fund (Class I)
Accumulated Value			$ 1,000,000									$ 1,103,000												$ 1,126,000								$ 1,288,451.77						$ 1,248,372.16			$ 1,662,019.35			$ 1,426,554.8			$ 1,492,544.87			$ 2,058,475.35			$ 2,579,560.31
1290 DIVERSIFIED BOND FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Diversified Bond Fund (Class A) with Sales Charge
Accumulated Value					$ 9,552.53												$ 9,876.35											$ 10,295.97							$ 10,147.56					$ 11,475.05			$ 12,417.28			$ 13,241.09			$ 10,550.47			$ 10,391.72			$ 11,737.54		$ 12,619.01
1290 DIVERSIFIED BOND FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Diversified Bond Fund (Class I)
Accumulated Value					1,000,000												1,036,296.82											1,083,772.66							1,070,857.34					1,214,684.93			1,316,002.95			1,406,172.78			1,122,397.49			1,108,549.34			1,254,476.38		1,352,561.40
1290 DIVERSIFIED BOND FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Diversified Bond Fund (Class R)
Accumulated Value					10,000.00												10,305.26											10,721.18							10,539.91					11,892.99			12,816.83			13,642.18			10,832.37			10,652.25			11,998.30		12,864.30
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Avantis® U.S. Large Cap Growth Fund (Class A) with Sales Charge
Accumulated Value		$ 9,451.80				$ 10,396.98		$ 9,971.64										$ 10,775.79		$ 8,447.68									$ 11,374.44	$ 11,478.97						$ 13,740.55	$ 16,486.76
1290 ESSEX SMALL CAP GROWTH FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Essex Small Cap Growth Fund (Class I)
Accumulated Value		1,000,000.00				1,100,000.00		1,056,000.00		$ 1,146,104.41								1,143,088.35		896,776.43									1,209,441.76	1,221,506.02						1,464,357.08	1,759,444.17
1290 ESSEX SMALL CAP GROWTH FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Essex Small Cap Growth Fund (Class R)
Accumulated Value		10,000				11,000		10,540		$ 11,431				$ 10,204.46				11,370.68		8,907.53		$ 10,526.17				$ 10,606.6			11,973.9	12,074.43	$ 13,481.95			$ 11,541.59		14,426.99	17,302.33
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name																1290 GAMCO Small/Mid Cap Value Fund (Class A) with Sales Charge
Accumulated Value					9,447.00												9,737.73											12,339.77							12,113.26					12,390.25			11,518.31			17,413.93			15,501.60			16,103.05			20,444.65		22,073.32
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																1290 GAMCO Small/Mid Cap Value Fund (Class I)
Accumulated Value					1,000,000.00												1,033,385.644											1,313,373.295							1,292,415.527					1,325,593.451			1,234,456.782			1,871,088.198			1,670,136.052			1,738,721.091			2,213,804.144		2,395,337.119
1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name																1290 GAMCO Small/Mid Cap Value Fund (Class R)
Accumulated Value					10,000												10,277.2											12,999.22							12,730.26					12,987.16			12,037.77			18,163.7			16,126.16			16,710.45			21,165.92		22,790.19
1290 HIGH YIELD BOND FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name																1290 High Yield Bond Fund (Class A) with Sales Charge
Accumulated Value					9,551.15												10,140.45											11,073.33							11,168.06					11,946.19			12,510.41			13,419.45			12,131.59			12,653.01			14,664.56		15,711.62
1290 HIGH YIELD BOND FUND CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																1290 High Yield Bond Fund (Class I)
Accumulated Value					1,000,000.00												1,064,373.91											1,166,301.56							1,179,069.64					1,263,009.11			1,325,933.47			1,425,796.25			1,292,194.04			1,352,749.42			1,571,462.20		1,687,754.38
1290 High Yield Bond Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name																1290 High Yield Bond Fund (Class R)
Accumulated Value					10,000.00												10,590.81											11,538.65							11,610.80					12,375.95			12,928.13			13,833.92			12,488.75			12,993.33			15,022.05		16,036.12
1290 Loomis Sayles Multi-Asset Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Loomis Sayles Multi-Asset Income Fund (Class A) with Sales Charge
Accumulated Value				$ 9,451.80									$ 9,952.74												$ 10,894.62								$ 11,024.15						$ 12,207.27			$ 13,140.43			$ 15,521.90			$ 13,759.95			$ 14,520.30			$ 16,862.65		$ 18,316.50
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Loomis Sayles Multi-Asset Income Fund (Class I)
Accumulated Value				1,000,000									1,055,000												1,158,112.41								1,174,887.58						1,302,950.78			1,405,805.12			1,665,462.34			1,480,666.77			1,564,443.77			1,822,926.69		1,984,882.96
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Loomis Sayles Multi-Asset Income Fund (Class R)
Accumulated Value				10,000									10,520												11,482.11								11,589.44						12,801.27			13,747.37			16,204.09			14,326.33			15,069.01			17,458.76		18,917.13
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Multi-Alternative Strategies Fund (Class A) with Sales Charge
Accumulated Value					9,454.19												9,787.89											10,060.32							9,910.33					10,304.99			10,097.74			11,536.03			9,888.63			10,035.14			11,402.00		12,787.40
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Multi-Alternative Strategies Fund (Class I)
Accumulated Value					1,000,000.00												1,037,578.64											1,069,088.48							1,055,759.21					1,100,608.53			1,081,223.11			1,238,912.83			1,064,091.57			1,081,450.66			1,232,893.43		1,385,718.65
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Multi-Alternative Strategies Fund (Class R)
Accumulated Value					10,000.00												10,330.15											10,591.70							10,402.21					10,791.21			10,546.72			12,017.49			10,287.68			10,401.07			11,796.57		13,180.31
1290 SMARTBETA EQUITY FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																1290 SmartBeta Equity Fund (Class I)
Accumulated Value					1,000,000.00												1,018,373.27											1,230,680.84							1,253,543.55					1,456,177.18			1,489,663.85			1,994,181.56			1,723,786.82			1,835,127.68			2,398,789.19		2,708,175.09
1290 SMARTBETA EQUITY FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name																1290 SmartBeta Equity Fund (Class R)
Accumulated Value					10,000.00												10,131.66											12,178.87							12,348.24					14,268.04			14,529.09			19,339.33			16,637.81			17,619.05			22,924.04		25,753.80
1290 SMARTBETA EQUITY FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name																1290 SmartBeta Equity Fund (Class A) with Sales Charge
Accumulated Value					9,446.49												9,595.41											11,569.71							11,759.09					13,617.98			13,899.26			18,553.83			16,005.76			16,988.74			22,149.70		24,957.77
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000® Index
Accumulated Value	10,003.47		1,000,000				10,706.98		11,145.15		12,394.42	1,098,719.95			12,967.95				14,206.53		12,764.50		15,337.72	1,175,387.5			16,926.40					1,341,729.18						1,487,520.33			2,134,763.57			1,785,128.12			1,954,427.9			2,698,454.98			3,268,798.33
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000® Index
Accumulated Value		10,000.00			10,000.00	10,733.14		10,143.22									10,777.58	12,090.80		10,993.24								12,929.61	14,638.78	15,154.74					12,964.82	16,934.80	18,308.83			13,755.15			12,116.18			19,161.10			17,119.18			16,273.49			21,549.42		23,727.63
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																ICE BofA U.S. High Yield Index
Accumulated Value					10,000.00												11,016.54											12,023.46							12,127.22					13,136.42			13,470.57			14,917.77			13,213.60			13,992.99			16,308.48		17,631.44
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000.00	10,000								10,320.95				10,437.02								10,414.08			10,531.2					10,200.25		10,314.96				11,374.24	11,502.15		12,077.98	12,213.8		12,020.23	12,155.4		10,135.15	10,249.13		10,171.25	10,285.63		11,243.94	11,370.38	11,936.44	12,070.67
MSCI World (Net) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI World (Net) Index
Accumulated Value					10,000.00												10,118.43											12,422.88							12,566.71					14,161.88			14,780.01			20,754.80			16,919.55			18,692.95			24,988.41		30,489.96
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000® Growth Index
Accumulated Value	$ 10,042.10		$ 1,000,000				$ 10,684.80		$ 11,128.23		$ 12,213.09	$ 1,160,384.78			$ 12,680.69				$ 13,538.42		$ 12,457.23		$ 14,232.99	$ 1,284,687.6			$ 15,360.87					$ 1,504,407.34						$ 1,943,967.07			$ 2,783,933.77			$ 2,099,181.43			$ 2,496,989.32			$ 3,589,825.65			$ 4,685,612.54
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2000® Growth Index
Accumulated Value		$ 10,000.00				$ 10,884.29		$ 10,743.41										$ 12,144.77		$ 9,923.89									$ 13,698.94	$ 13,545.16						$ 14,130.81	$ 16,092.72
Russell 2500® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2500® Value Index
Accumulated Value					10,000.00												10,424.31											12,924.00							13,776.46					15,634.86			17,221.50			24,781.60			20,688.24			22,421.94			30,909.81		37,342.92
1290 Multi-Asset Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																1290 Multi-Asset Income Index
Accumulated Value				10,000.00									10,727.31												11,692.61								11,727.75						12,904.94			12,768.78			14,609.61			12,940.95			13,510.66			15,740.84		17,111.11
MSCI World High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI World High Dividend Yield Index
Accumulated Value				10,000.00									10,541.28												12,405.33								12,362.11						13,929.14			12,626.55			16,166.27			15,096.18			15,789.96			19,521.13		21,507.63
Cboe S&P 500 BuyWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Cboe S&P 500 BuyWrite Index
Accumulated Value				10,000.00									10,611.92												12,018.61								12,398.43						13,236.72			11,789.55			15,508.43			13,962.86			14,977.57			17,751.53		19,789.26
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Corporate High Yield Index
Accumulated Value				$ 10,000.00									$ 11,349.10												$ 12,361.31								$ 12,481.81						$ 13,527.95			$ 14,000.44			$ 15,474.04			$ 13,654.86			$ 14,505.79			$ 16,895.39		$ 18,274.17
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value					$ 10,000.00												$ 10,030.59											$ 10,102.93							$ 10,272.27					$ 10,519.31			$ 10,615.72			$ 10,621.67			$ 10,705.32			$ 11,219.70			$ 11,827.45		$ 12,344.87